Income tax - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before Income tax	€ (226,490)	€ (169,494)	€ (153,902)
Statutory tax rate	27.39%	29.04%	28.34%
Expected income tax benefit	€ 62,036	€ 49,226	€ 43,615
Non deductible expense	(26,063)	(18,826)	(29,513)
Non taxable income	3,874	890	344
Deferred tax asset not recognized	(40,271)	(32,170)	(25,909)
Deferred tax asset (used) / recognized	(151)	(7)	7
Total tax (expense)	€ (575)	€ (887)	€ (11,456)
Effective tax rate	0.25%	0.52%	7.44%